SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		6 Months Ended
	Aug. 01, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Reverse stock split	one-for-ten reverse stock split
Cash equivalents		$ 0		$ 0
Cash		480,300	$ 460,147	1,300,855
Increase in allowance for credit losses		18,700,000
Allowance for credit losses		$ 6,896,332		$ 25,591,946	$ 25,484,295
Advertising cost, percentage		100.00%
Lease term		The Company owns a unit of office space renting out to a third party with lease term of two years starting from May 1, 2022 to April 30, 2024, and the lease term is extended by two years to April 30, 2026.
Rental income		$ 123,000	128,000
Recognized revenue		$ 682,000	$ 463,000